Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Significant Accounting Policies (Tables) [Line Items]
Schedule of property and equipment estimated useful lives
Computers and office equipment	3-7 years straight-line basis
Vehicles	3-5 years straight-line basis
Leasehold improvements	5 years straight-line basis
Software	5 years straight-line basis
Machinery and equipment	5 years straight-line basis

Schedule of disaggregates its revenue from contracts with customers by service type
Revenue by service type	Three months ended September 30, 2021	Three months ended September 30, 2020	Nine months ended September 30, 2021	Nine months ended September 30, 2020
Professional Services	$3,992,942	$-	$4,762,645	$-
Construction	7,375,091	3,650,379	19,473,292	12,394,889
Total	$11,368,033	$3,650,379	$24,235,937	$12,394,889

Revenue by contract duration	Three months ended September 30, 2021	Three months ended September 30, 2020	Nine months ended September 30, 2021	Nine months ended September 30, 2020
Short-term	$65,085	$20,615	$138,089	$49,328
Long-term	11,302,948	3,629,764	24,097,848	12,345,561
Total	$11,368,033	$3,650,379	$24,235,937	$12,394,889

Revenue by contract type	Three months ended September 30, 2021	Three months ended September 30, 2020	Nine months ended September 30, 2021	Nine months ended September 30, 2020
Fixed-price	$7,375,091	$3,650,379	$19,473,292	$12,394,889
Time-and-materials	3,992,942	-	4,762,645	-
Total	$11,368,033	$3,650,379	$24,235,937	$12,394,889

Schedule of financial assets and liabilities fair value measured on a recurring basis
	Total fair value at September 30, 2021	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liability (1)	$16,327,217	$-	$-	$16,327,217

	Total fair value at December 31, 2020	Quoted prices in active markets (Level 1)	Quoted prices in active markets (Level 2)	Quoted prices in active markets (Level 3)
Derivative liability (1)	$-	$-	$-	$-

Spectrum Global Solutions, Inc. [Member]
Significant Accounting Policies (Tables) [Line Items]
Schedule of property and equipment estimated useful lives
Automotive	3-5 years straight-line basis
Computer equipment and software	3-7 years straight-line basis
Leasehold improvements	5 years straight-line basis
Office equipment and furniture	5 years straight-line basis

Schedule of disaggregates its revenue from contracts with customers by service type
Revenue by service type	Year Ended December 31, 2020	Year Ended December 31, 2019
Professional Services	$17,167,905	$19,452,318
Construction	1,509,539	6,043,753
Total	$18,677,444	$25,496,071

Revenue by contract duration	Year Ended December 31, 2020	Year Ended December 31, 2019
Short-term	$79,279	$8,821
Long-term	18,598,165	25,487,250
Total	$18,677,444	$25,496,071

Revenue by contract type	Year Ended December 31, 2020	Year Ended December 31, 2019
Unit-price	$377,065	$4,625,229
Fixed-price	$1,132,474	$1,418,524
Time-and-materials	17,167,905	19,452,318
Total	$18,677,444	$25,496,071

Schedule of financial assets and liabilities fair value measured on a recurring basis
	Total fair value at December 31, 2020	Quoted prices in active markets (Level 1)	Quoted prices in active markets (Level 2)	Quoted prices in active markets (Level 3)
Description:
Derivative liability (1)	$3,390,504	$-	$-	$3,390,504

	Total fair value at December 31, 2019	Quoted prices in active markets (Level 1)	Quoted prices in active markets (Level 2)	Quoted prices in active markets (Level 3)
Description:
Derivative liability (1)	$992,733	$-	$-	$992,733